Revenue from contracts with customers	12 Months Ended
Jun. 30, 2025
Revenue from contracts with customers
Revenue from contracts with customers
4	Revenue from contracts with customers
4.1	Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the ongoing development of the Group. Consequently the chief operating decision maker regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	2025	2024	2023
	£’000	£’000	£’000
Sponsorship	188,421	177,770	189,496
Retail, merchandising, apparel & products licensing revenue	144,853	125,106	113,390
Commercial	333,274	302,876	302,886
Domestic competitions	136,115	161,713	174,471
European competitions	31,084	53,812	28,504
Other	5,778	6,220	6,120
Broadcasting	172,977	221,745	209,095
Matchday	160,263	137,134	136,420
	666,514	661,755	648,401

4	Revenue from contracts with customers (continued)
4.1	Disaggregation of revenue from contracts with customers (continued)

Revenue derived from entities accounting for more than 10% of revenue in either 2025, 2024 or 2023 were as follows:

	2025	2024	2023
	£’000	£’000	£’000
Customer A	141,095	161,098	178,118
Customer B	87,877	90,051	76,169

All non-current assets are held within the United Kingdom.

4.2	Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets –
accrued revenue
£’000
At 1 July 2023	43,332
Recognized in revenue during the year	49,536
Cash received/amounts invoiced during the year	(53,090)
At 30 June 2024	39,778
Recognized in revenue during the year	19,528
Cash received/amounts invoiced during the year	(39,778)
At 30 June 2025	19,528

A contract asset (accrued revenue) is recognized if Commercial, Broadcasting or Matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the year	178,853	—	178,853
Cash received/amounts invoiced during the year	(206,545)	—	(206,545)
Reclassified during the year	(1,312)	1,312	—
At 30 June 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the year	198,628	—	198,628
Cash received/amounts invoiced during the year	(206,058)	—	(206,058)
Reclassified during the year	568	(568)	—
At 30 June 2025	(205,490)	(5,915)	(211,405)

Commercial, Broadcasting and Matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current and, where applicable, future financial years.

4	Revenue from contracts with customers (continued)
4.3	Accounting policies and significant judgments

Revenue is measured at the fair value of consideration received or receivable from the Group’s principal activities excluding transfer fees and value added tax. The Group’s principal revenue streams are Commercial, Broadcasting and Matchday. The Group recognizes revenue when the transaction price can be determined; when it is probable that it will collect the consideration to which it is entitled; and when specific performance obligations have been met for each of the Group’s activities as described below.

In instances where the transaction price contains an element of variable or contingent consideration, revenue is recognized based on the most likely amount expected to be received, but only to the extent that it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable or contingent consideration is subsequently resolved.

(i)	Commercial

Commercial revenue (whether settled in cash or value in kind) comprises revenue receivable from the exploitation of the Manchester United brand through sponsorship and other commercial agreements, including minimum guaranteed revenue, revenue receivable from retailing Manchester United branded merchandise in the United Kingdom and licensing the manufacture, distribution and sale of such goods globally, and fees for the Manchester United men’s first team undertaking tours.

Revenue is recognized over the term of the commercial agreement in line with the performance obligations included within the contract and based on the sponsorship rights enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

Retail revenue is recognized when control of the products has transferred, being at the point of sale to the customer. License revenue in respect of right to access licences is recognized in line with the performance obligations included within the contract, in instances where these remain the same over the duration of the contract, revenue is recognized evenly on a time elapsed (i.e. straight-line) basis. Sales-based royalty revenue is recognized only when the subsequent sale is made.

Significant estimates - Commercial

A number of commercial contracts contain significant estimates in relation to the allocation and recognition of revenue in line with performance obligations. Minimum guaranteed revenue is recognized over the term of the commercial agreement in line with the performance obligations included within the contract and based on the sponsorship benefits enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized as performance obligations are satisfied evenly over time (i.e. on a straight-line basis).

In July 2023, we signed a 10-year extension to our agreement with adidas which began in August 2015 and now terminates in June 2035. The minimum guarantee payable over the term of this extended agreement is £750 million per the original term and an additional £900 million due under the extension, resulting in a total of £1,650 million, subject to certain adjustments. Payments due in a particular year may increase if the club’s men’s or women’s first teams win the Premier League or Women’s Super League, respectively, FA Cup or continental competitions with the maximum possible increase being £4.4 million per annum. Payments may decrease if the men’s first team fails to participate in the UEFA Champions League. Under the extended term, the agreement contains a clause to state that a £10 million deduction will be applied for each year of non-participation in the UEFA Champions League, commencing from the 2025/26 season. Our men’s first team did not qualify to participate in the 2025/26 UEFA Champions League resulting in a £10 million deduction to the contract price. Participation in the UEFA Champions League is typically secured via a top 4 finish in the Premier League or winning the UEFA Europa League, and revenue is recognized based on management’s estimate of how many non-participation events will occur over the life of the contract.

In line with IFRS 15, this estimate is considered at each reporting date. The total revenue of this contract including the impact of any estimated deduction in respect of the Champions League clause is recognized evenly over the life of the contract and the impact of changing the estimated deduction by one year on revenue recognized in any one financial year is £0.8 million.

4	Revenue from contracts with customers (continued)
4.3	Accounting policies and significant judgments (continued)
(ii)	Broadcasting

Broadcasting revenue represents revenue receivable from all UK and overseas broadcasting contracts, including contracts negotiated centrally by the Premier League and UEFA.

Distributions from the Premier League comprise a fixed element (which is recognized evenly as each performance obligation is satisfied, i.e. as each Premier League match is played), facility fees for live coverage and highlights of domestic home and away matches (which are recognized when the respective performance obligation is satisfied, i.e. the respective match is played), and merit awards (which, being variable consideration, are recognized when each performance obligation is satisfied i.e. as each Premier League match is played, based on management’s estimate of where the men’s first team will finish at the end of the football season i.e. the most likely outcome and to the extent that it is deemed highly probably that no revenue recognized will be reversed). In line with the usual end of the Premier League season in May of each year, any estimation uncertainty is removed by the end of each financial year as the team’s finishing position is confirmed.

Distributions from UEFA relating to participation in European competitions comprise starting fee payments (which are recognized over the matches played in the competition), fixed amounts for participation in individual matches (which are recognized when the matches are played) and value pillar payments (which are recognized over the league stage matches).

(iii)	Matchday

Matchday revenue is recognized based on matches played throughout the year with revenue from each match (including season ticket allocated amounts) only being recognized when the performance obligation is satisfied i.e. the match has been played. Revenue from related activities such as Conference and Events or the Museum is recognized as the event or service is provided or the facility is used.

Matchday revenue includes revenue receivable from all domestic and European match day activities from Manchester United games at Old Trafford, together with the Group’s share of gate receipts from domestic cup matches not played at Old Trafford, and fees for arranging other events at the Old Trafford stadium. As the Group acts as the principal in the sale of match tickets, the share of gate receipts payable to the other participating club and competition organizer for domestic cup matches played at Old Trafford is treated as an operating expense.